GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales	$ 14,471	$ 17,323	$ 16,373
United states
Net sales	6,970	8,536	9,929
United Kingdom
Net sales	1,930	1,518	1,513
Germany
Net sales	1,549	1,316	1,976
Netherlands
Net sales	1,465	1,577	1,668
South Africa
Net sales	933	1,479	613
Ireland
Net sales	182	1,230
Other
Net sales	$ 1,442	$ 1,667	$ 674